Employee benefits - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Employee Benefits [Abstract]
Software development costs, employee benefits and consultant fee, capitalised	¥ 299	¥ 291	¥ 261